Share Capital (Schedule Of Common Stock Issued And Outstanding) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Share Capital [Abstract]
Common Shares Outstanding, Beginning of Year, Shares	736.3	736.3
Common Shares Outstanding, End of Year, Shares	736.3	736.3
Common Shares Outstanding, Beginning of Year	$ 2,352	$ 2,354
Common Share Issued under Option Plans	2
Common Shares Outstanding, End of Year	$ 2,354	$ 2,354